O. SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenue and asset information by geographic region

	For the year ended December 31,
	2013	2012	2011
Revenues:	(in thousands)
United States	$14,705	$12,192	$18,767
Taiwan	31,863	15,200	6,547
China	31,856	36,029	22,526
	$78,424	$63,421	$47,840

	As of December 31,
	2013	2012	2011
Long-lived assets:	(in thousands)
United States	$9,415	8,966	$9,457
Taiwan	7,192	3,719	2,325
China	16,337	13,595	14,052
	$32,944	$26,280	$25,834